Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

March 31, 2023

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 87.4%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,265,535	$12,098,263
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	1,821,572	16,885,459
Janus Henderson Asia Equity Fund - Class N Shares*	648,597	6,511,639
Janus Henderson Contrarian Fund - Class N Shares	533,776	13,386,874
Janus Henderson Emerging Markets Fund - Class N Shares*	1,960,707	17,253,633
Janus Henderson Enterprise Fund - Class N Shares	71,597	9,433,584
Janus Henderson European Focus Fund - Class N Shares	239,258	9,857,348
Janus Henderson Forty Fund - Class N Shares	301,332	13,056,809
Janus Henderson Global Equity Income Fund - Class N Shares	1,921,191	11,796,065
Janus Henderson Global Real Estate Fund - Class N Shares	610,127	6,900,385
Janus Henderson Global Research Fund - Class N Shares	101,667	8,702,540
Janus Henderson Global Select Fund - Class N Shares	809,877	13,403,428
Janus Henderson Growth and Income Fund - Class N Shares	183,469	12,099,757
Janus Henderson Overseas Fund - Class N Shares	554,247	23,250,659
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	991,327	12,837,572
Janus Henderson Triton Fund - Class N Shares	321,602	8,538,128
		196,012,143
Exchange-Traded Funds (ETFs) – 1.2%
Janus Henderson AAA CLO	53,574	2,652,449
Fixed Income Funds – 11.4%
Janus Henderson Flexible Bond Fund - Class N Shares	501,679	4,765,938
Janus Henderson Global Bond Fund - Class N Shares	2,053,904	16,348,697
Janus Henderson High-Yield Fund - Class N Shares	399,533	2,816,680
Janus Henderson Multi-Sector Income Fund - Class N Shares	99,241	841,566
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	250,555	709,071
		25,481,952
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	118,214	118,237
Total Investments (total cost $215,917,474) – 100.0%		224,264,781
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(89,710)
Net Assets – 100%		$224,175,071

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions from Underlying Funds	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 100.0%
Equity Funds - 87.4%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$147,438	$(70,105)	$-	$443,426	$12,098,263
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	345,898	(146,652)	109,554	1,010,073	16,885,459
Janus Henderson Asia Equity Fund - Class N Shares*	-	(94,641)	-	82,024	6,511,639
Janus Henderson Contrarian Fund - Class N Shares	83,759	(616,185)	-	2,009,814	13,386,874
Janus Henderson Emerging Markets Fund - Class N Shares*	-	(426,746)	-	217,856	17,253,633
Janus Henderson Enterprise Fund - Class N Shares	-	(1,133,533)	826,286	1,813,856	9,433,584
Janus Henderson European Focus Fund - Class N Shares	248,352	(83,957)	-	1,208,960	9,857,348
Janus Henderson Forty Fund - Class N Shares	-	(4,167)	6,434	1,603,087	13,056,809
Janus Henderson Global Equity Income Fund - Class N Shares	622,480	(245,023)	-	603,353	11,796,065
Janus Henderson Global Real Estate Fund - Class N Shares	93,869	(49,603)	-	(276,384)	6,900,385
Janus Henderson Global Research Fund - Class N Shares	92,263	(74,134)	274,074	714,636	8,702,540
Janus Henderson Global Select Fund - Class N Shares	144,784	(39,402)	230,151	943,577	13,403,428
Janus Henderson Growth and Income Fund - Class N Shares	110,435	(16,100)	599,202	118,332	12,099,757
Janus Henderson Overseas Fund - Class N Shares	381,562	(47,967)	-	2,336,838	23,250,659
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	88,254	(172,134)	-	1,579,176	12,837,572
Janus Henderson Triton Fund - Class N Shares	-	(1,741,143)	467,056	2,138,298	8,538,128
Total Equity Funds	$2,359,094	$(4,961,493)	$2,512,759	$16,546,922	$196,012,143
Exchange-Traded Funds (ETFs) - 1.2%
Janus Henderson AAA CLO	47,126	(60)	-	10,093	2,652,449
Fixed Income Funds - 11.4%
Janus Henderson Flexible Bond Fund - Class N Shares	108,981	(8,717)	-	(77,128)	4,765,938
Janus Henderson Global Bond Fund - Class N Shares	291,293	(1,565,934)	-	1,098,957	16,348,697
Janus Henderson High-Yield Fund - Class N Shares	209,283	(787,314)	-	793,143	2,816,680
Janus Henderson Multi-Sector Income Fund - Class N Shares	18,259	11	-	12,833	841,566
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	71,710	(216,080)	-	155,939	709,071
Total Fixed Income Funds	$699,526	$(2,578,034)	$-	$1,983,744	$25,481,952
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	1,495	4	-	6	118,237
Total Affiliated Investments - 100.0%	$3,107,241	$(7,539,583)	$2,512,759	$18,540,765	$224,264,781

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 100.0%
Equity Funds - 87.4%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	11,813,103	624,924	(713,085)	12,098,263
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	16,426,755	855,577	(1,260,294)	16,885,459
Janus Henderson Asia Equity Fund - Class N Shares*	6,448,127	444,530	(368,401)	6,511,639
Janus Henderson Contrarian Fund - Class N Shares	15,605,147	439,217	(4,051,119)	13,386,874
Janus Henderson Emerging Markets Fund - Class N Shares*	19,934,573	437,616	(2,909,666)	17,253,633
Janus Henderson Enterprise Fund - Class N Shares	13,547,670	1,120,182	(5,914,591)	9,433,584
Janus Henderson European Focus Fund - Class N Shares	6,524,232	2,686,776	(478,663)	9,857,348
Janus Henderson Forty Fund - Class N Shares	7,287,227	4,759,508	(588,846)	13,056,809
Janus Henderson Global Equity Income Fund - Class N Shares	12,632,864	912,337	(2,107,466)	11,796,065
Janus Henderson Global Real Estate Fund - Class N Shares	5,407,059	2,185,710	(366,397)	6,900,385
Janus Henderson Global Research Fund - Class N Shares	7,581,576	966,212	(485,750)	8,702,540
Janus Henderson Global Select Fund - Class N Shares	9,290,151	3,885,719	(676,617)	13,403,428
Janus Henderson Growth and Income Fund - Class N Shares	6,417,135	6,133,467	(553,077)	12,099,757
Janus Henderson Overseas Fund - Class N Shares	12,673,220	9,342,576	(1,054,008)	23,250,659
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	13,875,277	429,213	(2,873,960)	12,837,572
Janus Henderson Triton Fund - Class N Shares	11,640,160	723,511	(4,222,698)	8,538,128
Exchange-Traded Funds (ETFs) - 1.2%
Janus Henderson AAA CLO	-	2,721,010	(78,594)	2,652,449
Fixed Income Funds - 11.4%
Janus Henderson Flexible Bond Fund - Class N Shares	3,814,163	1,290,698	(253,078)	4,765,938
Janus Henderson Global Bond Fund - Class N Shares	22,498,332	760,132	(6,442,790)	16,348,697
Janus Henderson High-Yield Fund - Class N Shares	6,017,076	327,168	(3,533,393)	2,816,680
Janus Henderson Multi-Sector Income Fund - Class N Shares	-	853,270	(24,548)	841,566
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	6,235,954	172,830	(5,639,572)	709,071
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	-	245,083	(126,856)	118,237

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$196,012,143	$-	$-
Exchange-Traded Funds (ETFs)	2,652,449	-	-
Fixed Income Funds	25,481,952	-	-
Money Markets	-	118,237	-
Total Assets	$224,146,544	$118,237	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70269 05-23